Label	Element	Value
Themes Lithium & Battery Metal Miners ETF | Mineral Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.10%
Themes Lithium & Battery Metal Miners ETF | IGO Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Themes Lithium & Battery Metal Miners ETF | Liontown Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Themes Lithium & Battery Metal Miners ETF | Pilbara Minerals Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.80%
Themes Lithium & Battery Metal Miners ETF | AMG Critical Materials NV
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.60%
Themes Lithium & Battery Metal Miners ETF | Albemarle Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.50%
Themes Lithium & Battery Metal Miners ETF | Lithium Americas Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Themes Lithium & Battery Metal Miners ETF | Vulcan Energy Resources Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.90%
Themes Lithium & Battery Metal Miners ETF | Guangzhou Tinci Materials Technology Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.70%
Themes Lithium & Battery Metal Miners ETF | Ganfeng Lithium Group Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.40%
Themes Lithium & Battery Metal Miners ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.50%
Themes Lithium & Battery Metal Miners ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%